UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09761

The Direxion Insurance Trust
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

	Dynamic VP HY Bond Fund
	Schedule of Investments
	March 31, 2008 (Unaudited)

	Principal
	Amount		Value
	CORPORATE BONDS - 4.4%
	Auto Components - 4.4%
	$250,000	Goodyear Tire & Rubber Co.
		8.663%, 12/01/2009 (a) (b)	$249,688
		TOTAL CORPORATE BONDS (Cost $248,531)	$249,688

	Shares
	SHORT TERM INVESTMENTS - 153.7%
	MONEY MARKET FUNDS - 153.7%
	$1,751,436	Dreyfus Government Cash Management	$1,751,436
	1,751,435	Evergreen Institutional U.S. Government Money Market Fund	1,751,435
	1,751,436	Goldman Sachs Financial Square Government Fund	1,751,436
	1,751,436	SEI Daily Income Trust Government Fund	1,751,436
	1,751,440	Federated Prime Obligations Fund	1,751,440
		TOTAL SHORT TERM INVESTMENTS (Cost $8,757,183)	$8,757,183

		Total Investments (Cost $9,005,714) - 158.1%	$9,006,871
		Liabilities in Excess of Other Assets - (58.1)%	(3,307,974)
		TOTAL NET ASSETS - 100.0%	$5,698,897

	Percentages are stated as a percent of net assets.

(a)	Callable
(b)	The coupon rate on this variable rate security represents the rate on March 31, 2008.

	Dynamic VP HY Bond Fund
	Futures Contracts
	March 31, 2008 (Unaudited)
			Unrealized
	Contracts		Depreciation
	3	S&P 500 Index Mini Futures Contracts
		Expiring June 2008
		(Underlying Face Amount at Market Value $198,375)	$(760)

Dynamic VP HY Bond Fund
Credit Default Swap Contracts
March 31, 2008 (Unaudited)
						Unrealized
		Buy/Sell	Pay/Receive	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	(Depreciation)

Bank of America	Dow Jones CDX NA HY Index	Buy	3.75%	$1,980,000	12/20/2012	$ 1,056
Morgan Stanley	Dow Jones CDX NA HY Index	Buy	3.75%	1,782,000	12/20/2012	(29,727)
				$3,762,000		$ (28,671)

Evolution VP All-Cap Equity Fund
Schedule of Investments
March 31, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 76.2%
Aerospace & Defense - 1.0%
3,412	Ceradyne, Inc. (a)	$109,048
212	L-3 Communications Holdings, Inc.	23,180
684	Raytheon Co.	44,193
1,493	Teledyne Technologies, Inc. (a)	70,171
		246,592
Air Freight & Logistics - 1.4%
2,027	C.H. Robinson Worldwide, Inc.	110,269
2,781	Expeditors International of Washington, Inc.	125,646
1,830	Ryanair Holdings Plc. ADR (Ireland) (a)	51,752
730	Ryder System, Inc.	44,464
		332,131
Airlines - 0.4%
1,175	Alaska Air Group, Inc. (a)	23,054
2,665	Allegiant Travel Co. (a)	70,409
		93,463
Auto Components - 0.8%
2,650	Lear Corp. (a)	68,662
1,026	LKQ Corp. (a)	23,054
12,307	Wonder Auto Technology, Inc. (a)	101,287
		193,003
Beverages - 0.9%
890	Coca-Cola Femsa S.A. de C.V. ADR (Mexico)	50,134
4,664	Hansen Natural Corp. (a)	164,639
		214,773
Biotechnology - 1.4%
1,155	Celgene Corp. (a)	70,790
1,528	Genentech, Inc. (a)	124,043
3,637	Genomic Health, Inc. (a)	68,703
1,666	Lifecell Corp. (a)	70,022
		333,558
Building Products - 0.1%
968	NCI Building Systems, Inc. (a)	23,426

Capital Markets - 0.8%
647	Credit Suisse Group ADR (Switzerland)	32,919
293	Deutsche Bank AG (Germany) (b)	33,124
993	Greenhill & Co., Inc.	69,073
2,164	SEI Investments Co.	53,429
		188,545
Chemicals - 2.5%
720	Airgas, Inc. (a)	32,738
7,810	Balchem Corp.	179,005
988	CF Industries Holdings, Inc.	102,377
9,098	Landec Corp. (a)	76,696
2,291	LSB Industries, Inc. (a)	33,769
586	NewMarket Corp.	44,214
181	Potash Corporation of Saskatchewan, Inc. (Canada)	28,093
4,613	Symyx Technologies (a)	34,598
456	Terra Nitrogen Co. LP	50,867
		582,357
Commercial Banks - 1.6%
771	Allied Irish Banks Plc. ADR (Ireland)	33,292
1,201	Banco Bradesco S.A. ADR (Brazil) (b)	33,340
2,345	BanColombia S.A. ADR (Columbia)	83,154
919	Barclays Plc. ADR (United Kingdom)	33,268
969	Credicorp Ltd	69,516
2,237	Oriental Financial Group	44,091
713	Unibanco - Uniao de Bancos Brasileiros S.A. (Brazil) (b)	83,164
		379,825

Commercial Services & Supplies - 3.6%
2,107	Avis Budget Group (a)	22,376
527	Bright Horizons Family Solutions, Inc. (a)	22,682
2,753	CECO Environmental Corp. (a)	23,456
5,133	Diamond Management & Technology Consultants, Inc.	33,108
1,549	Equifax, Inc.	53,409
1,047	Geoeye, Inc. (a)	27,212
704	Heidrick & Struggles International, Inc.	22,901
841	HNI Corp.	22,614
3,927	Hudson Highland Group, Inc. (a)	33,262
6,916	IKON Office Solutions, Inc.	52,562
23,740	Kforce, Inc. (a)	209,862
3,720	PeopleSupport, Inc. (a)	33,926
6,019	Resources Connection, Inc.	107,559
887	Robert Half International, Inc.	22,831
727	School Specialty, Inc. (a)	22,930
1,125	United Stationers, Inc. (a)	53,662
2,451	VSE Corp.	69,192
576	Watson Wyatt Worldwide, Inc. - Class A (a)	32,688
		866,232
Communications Equipment - 1.3%
2,970	Digi International, Inc. (a)	34,274
3,473	Interdigital, Inc. (a)	68,800
1,554	Nokia OYJ ADR (Finland)	49,464
247	Research In Motion Ltd. (Canada) (a)	27,721
5,050	Silicom Ltd. (Israel) (a)	70,043
2,514	Telefonaktiebolaget LM Ericsson ADR (Sweden)	49,400
		299,702
Computer Integrated Systems Design - 0.9%
22,411	Ness Technologies, Inc. (a)	212,680

Computers & Peripherals - 0.5%
3,497	QLogic Corp. (a)	53,679
2,620	Western Digital Corp. (a)	70,845
		124,524
Consumer Finance - 1.0%
2,810	ESCORP, Inc. (a)	34,591
19,888	First Cash Financial Services, Inc. (a)	205,443
		240,034
Containers & Packaging - 0.3%
338	Greif, Inc.	22,960
1,887	Sonoco Products Co.	54,025
		76,985
Distributors - 0.1%
740	Andersons, Inc. (a)	33,011

Diversified Consumer Services - 0.2%
758	New Oriental Education & Technology Group, Inc. ADR (a)	49,164

Diversified Financial Services - 0.1%
886	ING Groep N.V. ADR (Netherlands)	33,110

Diversified Telecommunication Services - 0.6%
1,876	Alaska Communications Systems Group, Inc.	22,962
738	Compania Anonima Nacional Telefonos de Venezuela ADR (Venezuela)	10,886
1,392	KT Corp. ADR (South Korea) (a)	33,060
1,241	Tele Norte Leste Participacoes S.A. (Brazil)	32,936
1,314	Telecomunicacoes De Sao Paulo S.A. ADR (Brazil)	32,889
		132,733
Electric Utilities - 0.6%
5,041	Companhia Paranaense de Energia-Copel ADR (Brazil)	82,319
1,642	Huaneng Power International, Inc. ADR (China)	50,147
		132,466

Electrical Equipment - 0.9%
749	Ametek, Inc. (a)	32,889
120	First Solar, Inc. (a)	27,737
1,838	Fushi Copperweld, Inc. (a)	27,644
5,225	Harbin Electric, Inc. (a)	68,447
606	II-VI, Inc. (a)	23,016
1,172	Suntech Power Holdings Co., Ltd. ADR (China) (a)	47,536
		227,269
Electronic Equipment & Instruments - 0.3%
5,076	Mellanox Technologies Ltd. (Israel) (a)	70,709

Energy Equipment & Services - 4.4%
1,163	Dril-Quip, Inc. (a)	54,045
574	FMC Technologies, Inc. (a)	32,655
3,324	Helmerich & Payne, Inc.	155,796
3,614	National-Oilwell, Inc. (a)	210,985
2,195	Noble Corp.	109,026
940	Pride International, Inc. (a)	32,853
5,349	Superior Energy Services (a)	211,927
1,006	Tenaris S.A. ADR (Luxembourg)	50,149
170	Transocean Inc. (a)	22,984
2,548	Union Drilling, Inc. (a)	44,565
1,605	W-H Energy Services, Inc. (a)	110,504
		1,035,489
Food & Staples Retailing - 0.2%
2,390	Big Lots, Inc. (a)	53,297

Food Products - 0.9%
606	M&F Worldwide Corp. (a)	22,658
4,378	Origin Agritech Limited (a)	23,116
113	Seaboard Corp.	176,845
		222,619
Health Care Equipment & Supplies - 2.0%
15,502	Cutera, Inc. (a)	208,812
3,291	Immucor, Inc. (a)	70,230
2,760	Stryker Corp.	179,538
		458,580
Health Care Providers & Services - 1.6%
839	Amedisys, Inc. (a)	33,006
2,662	Bio-Reference Labs, Inc. (a)	70,357
801	Coventry Health Care, Inc. (a)	32,320
5,459	LCA-Vision, Inc.	68,238
3,870	Odyssey HealthCare, Inc. (a)	34,830
2,451	Triple-S Management Corp. (a)	43,260
1,548	UnitedHealth Group, Inc.	53,189
1,954	VCA Antech, Inc. (a)	53,442
		388,642
Hotels Restaurants & Leisure - 0.9%
1,871	CEC Entertainment, Inc. (a)	54,034
2,660	Einstein Noah Rest Group, Inc. (a)	22,770
2,004	Jack in the Box, Inc. (a)	53,847
3,993	Starbucks Corp. (a)	69,878
		200,529
Household Durables - 2.9%
2,538	Avatar Holdings, Inc. (a)	110,631
658	CSS Industries, Inc.	23,004
3,318	Garmin Ltd.	179,205
1,079	Jarden Corp. (a)	23,457
1,299	Koninklijke Philips Electronics N.V. ADR (Netherlands)	49,804
1,229	Lennar Corp.	23,118
1,859	Mohawk Industries, Inc. (a)	133,123
37	NVR, Inc. (a)	22,108
4,778	Tempur-Pedic International, Inc.	52,558
1,808	Tupperware Corp.	69,933
		686,941
Household Products - 0.2%
769	The Procter & Gamble Co.	53,884

Independent Power Producers & Energy Traders - 0.1%
1,248	Calpine Corp. (a)	22,976

Industrial Conglomerates - 0.3%
67	Alleghany Corp. (a)	23,003
711	Walter Industries, Inc.	44,530
		67,533
Insurance - 2.4%
2,254	Aegon N.V. ADR (Netherlands)	32,998
1,677	Allianz SE ADR (Germany)	32,970
4,323	Amtrust Financial Services, Inc.	70,076
3,079	Brown & Brown, Inc.	53,513
964	China Life Insurance Company Ltd. ADR (Taiwan)	50,186
4,834	HCC Insurance Holdings, Inc.	109,683
5,029	Philadelphia Consolidated Holding Corp. (a)	161,934
1,084	RLI Corp.	53,734
		565,094
Internet & Catalog Retail - 0.7%
2,432	Expedia, Inc. (a)	53,237
6,269	PetMed Express, Inc. (a)	69,523
233	Priceline.com, Inc. (a)	28,160
1,522	Shutterfly, Inc. (a)	22,632
		173,552
Internet Software & Services - 0.5%
207	Baidu.com, Inc. ADR (China) (a)	49,603
4,047	China Fire & Security Group, Inc. (a)	28,370
3,279	United Online, Inc.	34,626
		112,599
IT Services - 1.3%
462	Affiliated Computer Services, Inc. - Class A (a)	23,151
2,430	Cognizant Technology Solutions Corp. (a)	70,057
4,653	CSG Systems International, Inc. (a)	52,905
1,858	Fidelity National Information Services, Inc.	70,864
1,381	Infosys Technologies Ltd. ADR (India)	49,398
2,924	MPS Group, Inc. (a)	34,562
		300,937
Leisure Equipment & Products - 0.1%
1,146	Mattel, Inc.	22,805

Loan Brokers - 0.1%
1,515	Life Partners Holdings, Inc.	27,952

Machinery - 4.0%
381	AGCO Corp. (a)	22,814
11,630	ASV, Inc. (a)	209,340
18,211	Force Protection, Inc. (a)	36,604
6,550	Gardner Denver, Inc. (a)	243,005
1,487	Graco, Inc.	53,919
2,557	Graham Corp.	91,004
779	Parker Hannifin Corp.	53,961
1,861	Reliance Steel & Aluminum Co.	111,399
4,177	Sun Hydraulics, Inc.	122,261
		944,307
Marine - 0.5%
474	Dryships, Inc.	28,397
924	Excel Maritime Carriers Ltd. (Liberia)	27,119
583	Kirby Corp. (a)	33,231
930	TBS International Limited (a)	28,086
		116,833
Media - 0.2%
2,054	Grupo Televisa S.A. ADR (Mexico)	49,789

Medical Devices - 0.1%
86	Intuitive Surgical, Inc. (a)	27,894

Metals & Mining - 2.1%
1,998	Alliance Resource Partners LP	69,930
407	Arcelormittal S.A. Luxembourg ADR (Luxembourg)	33,292
898	Brush Engineered Materials, Inc. (a)	23,052
372	Cleveland-Cliffs, Inc.	44,573
1,395	Companhia Siderurgica Nacional S.A. ADR (Brazil)	50,206
762	Compass Minerals International, Inc.	44,943
4,058	Horsehead Holding Corp. (a)	46,991
978	Olympic Steel, Inc.	44,108
280	POSCO ADR (South Korea) (a)	33,314
3,274	Shengda Tech, Inc. (a)	27,829
1,873	Sterlite Industries India Ltd. ADR (India) (a)	33,377
928	Ternium S.A. ADR (Luxembourg)	33,297
		484,912
Multiline Retail - 0.7%
2,118	Conn's, Inc. (a)	34,544
2,543	Kohl's Corp. (a)	109,069
4,420	Tuesday Morning Corp. (a)	22,896
		166,509
Multi-Utilities & Unregulated Power - 0.5%
1,765	Energen Corp.	109,960

Oil & Gas - 2.8%
1,513	Buckeye Partners LP	69,749
2,423	Callon Petroleum Co. (a)	43,832
5,273	Comstock Resources, Inc. (a)	212,502
1,457	EnCana Corp. (Canada)	110,368
5,624	Energy Partners Ltd. (a)	53,259
6,232	Petroquest Energy, Inc. (a)	108,063
475	Pioneer Natural Resources Co.	23,152
1,296	W&T Offshore, Inc.	44,207
		665,132
Oil, Gas & Consumable Fuels - 4.7%
585	Apache Corp.	70,680
548	BP Plc. ADR (United Kingdom)	33,236
962	Chesapeake Energy Corp.	44,396
815	Cimarex Energy Co.	44,613
1,105	Contango Oil & Gas Company (a)	71,394
425	Devon Energy Corp.	44,340
712	Energy Transfer Partners LP (a)	32,517
369	EOG Resources, Inc.	44,280
16,436	Gushan Environmental Energy Ltd. ADR (a)	214,819
1,636	Mariner Energy, Inc. (a)	44,188
1,510	Noble Energy, Inc.	109,928
764	Overseas Shipholding Group, Inc.	53,511
1,994	Permian Basin Royalty Trust	44,167
490	Petroleo Brasileiro S.A. ADR (Brazil)	50,034
482	Royal Dutch Shell Plc. ADR (United Kingdom)	33,248
1,113	Statoil ASA ADR (Norway)	33,245
2,250	Valero Energy Corp.	110,498
721	XTO Energy, Inc.	44,601
		1,123,695
Paper & Forest Products - 0.5%
1,196	Aracruz Celulose S.A. (Brazil)	81,639
1,160	Votorantim Celulose e Papel S.A. ADR (Brazil)	33,072
		114,711
Personal Products - 0.6%
4,707	Mannatech, Inc.	33,561
3,649	NBTY, Inc. (a)	109,288
		142,849
Pharmaceuticals - 2.4%
33,364	American Oriental Bioengineering, Inc. (a)	270,248
2,286	Dr. Reddy's Laboratories Ltd. ADR (India)	33,101
6,956	Questcor Pharmaceuticals, Inc. (a)	28,659
10,841	Sciele Pharma, Inc. (a)	211,400
689	Xenoport, Inc. (a)	27,884
		571,292

Real Estate - 0.3%
1,459	Eastgroup Properties	67,785

Road & Rail - 0.3%
736	Arkansas Best Corp.	23,449
1,573	Genesee & Wyoming, Inc. (a)	54,111
		77,560
Semiconductor & Semiconductor Equipment - 3.6%
2,615	Advanced Energy Industries, Inc. (a)	34,675
2,001	ASML Holding N.V. ADR (Netherlands)	49,645
2,074	Cymer, Inc. (a)	54,007
2,959	Cypress Semiconductor Corp. (a)	69,862
6,424	Exar Corp. (a)	52,870
5,644	Integrated Silicon Solutions, Inc. (a)	34,146
5,292	Intevac, Inc. (a)	68,531
1,836	Lam Research Corp. (a)	70,172
453	MEMC Electronic Materials, Inc. (a)	32,118
3,794	Micrel, Inc.	35,170
12,475	Omnivision Technologies, Inc. (a)	209,829
2,217	Silicon Laboratories, Inc. (a)	69,924
6,471	Techwell, Inc. (a)	70,146
		851,095
Software - 2.2%
2,230	Autodesk, Inc. (a)	70,200
1,317	FactSet Research Systems, Inc.	70,947
6,070	Interactive Intelligence, Inc. (a)	71,444
310	MicroStrategy, Inc. (a)	22,937
1,421	Net 1 UEPS Technologies, Inc. (a)	32,044
1,668	Oracle Corp. (a)	32,626
1,158	Progress Software Corp. (a)	34,647
1,005	SAP AG ADR (Germany)	49,818
10,266	VASCO Data Security International, Inc. (a)	140,439
		525,102
Specialty Retail - 6.2%
2,214	Abercrombie & Fitch Co. - Class A	161,932
6,246	American Eagle Outfitters, Inc.	109,367
12,146	Casual Male Retail Group, Inc. (a)	51,013
11,109	Charming Shoppes (a)	53,657
3,456	Christopher & Banks Corp.	34,525
4,654	Dick's Sporting Goods, Inc. (a)	124,634
2,659	DSW, Inc. - Class A (a)	34,434
7,048	Hibbett Sports, Inc. (a)	108,821
1,585	J Crew Group, Inc. (a)	70,009
1,729	Jos. A. Bank Clothiers, Inc. (a)	35,445
3,123	Limited Brands, Inc.	53,403
2,353	Men's Wearhouse, Inc.	54,754
2,633	Petsmart, Inc.	53,819
2,407	Staples, Inc.	53,219
1,925	The Home Depot, Inc.	53,307
2,157	Tween Brands, Inc. (a)	53,364
3,503	Urban Outfitters, Inc. (a)	109,819
12,241	Volcom, Inc. (a)	247,391
		1,462,913
Telecommunication Services - 0.1%
768	BT Group PLC ADR (United Kingdom)	33,101

Textiles, Apparel & Luxury Goods - 2.7%
5,308	Cherokee, Inc.	178,720
1,783	Coach, Inc. (a)	53,757
795	Columbia Sportswear Co.	35,004
29,278	Fuqi International, Inc. (a)	208,752
395	Polo Ralph Lauren Corp.	23,025
1,920	Under Armour, Inc. - Class A (a)	70,272
1,750	Warnaco Group, Inc. (a)	69,020
		638,550

	Tobacco - 0.2%
	292	Philip Morris International, Inc. (a)	14,769
	386	Reynolds American, Inc.	22,786
			37,555
	Trading Companies & Distributors - 1.0%
	1,788	Applied Industrial Technologies, Inc.	53,443
	1,182	Fastenal Co.	54,289
	2,963	MSC Industrial Direct Co., Inc. - Class A	125,187
			232,919
	Wireless Telecommunication Services - 0.6%
	788	America Movil SAB de C.V., Series L ADR (Mexico)	50,188
	653	Mobile TeleSystems ADR (Russia) (a)	49,530
	1,717	Vimpel-Communications ADR (Russia)	51,321
			151,039

		TOTAL COMMON STOCKS (Cost $17,518,687)	$18,075,223

	INVESTMENT COMPANIES - 9.8%
	19,235	iShares Russell Microcap Index Fund	$895,967
	1,752	iShares MSCI Emerging Markets Index Fund	235,434
	4,719	iShares S&P Latin American 40 Index Fund	1,191,547
		TOTAL INVESTMENT COMPANIES (Cost $2,257,841)	$2,322,948

	Principal
	Amount
	SHORT TERM INVESTMENTS - 17.8%
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.7%
	$1,500,000	Federal Home Loan Bank Discount Note,
		1.3531%, 4/1/2008	$1,500,000
	1,500,000	Federal Home Loan Bank Discount Note,
		1.5045%, 4/1/2008	1,500,000
			$3,000,000
	Shares
	MONEY MARKET FUNDS - 5.1%
	1,208,491	Federated Prime Obligations Fund	1,208,491

		TOTAL SHORT TERM INVESTMENTS (Cost $4,208,491)	$4,208,491

		Total Investments (Cost $23,985,019) - 103.8%	$24,606,662
		Liabilities in Excess of Other Assets - (3.8)%	(896,888)
		TOTAL NET ASSETS - 100.0%	$23,709,774

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security

	Evolution VP All-Cap Equity Fund
	Short Futures Contracts
	March 31, 2008 (Unaudited)
			Unrealized
	Contracts		Depreciation
	301	NASDAQ-100 Index E-Mini Futures
		Expiring June 2008
		(Underlying Face Amount at Market Value $10,750,215)	$(377,228)

Evolution VP Managed Bond Fund
Schedule of Investments
March 31, 2008 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 97.7%
5,675	Alliance World Dollar Government Fund II	$74,342
6,893	BlackRock Corporate High Yield Fund VI	74,651
5,229	BlackRock Floating Rate Income Strategies Fund	75,089
4,841	BlackRock Preferredd Income Strategies Fund	73,535
4,782	Evergreen Multi-Sector Income Fund	75,364
1,005	iShares iBoxx $ High Yield Corporate Bond Fund	97,183
746	iShares iBoxx $ Investment Grade Corporate Bond Fund	78,755
4,827	iShares Lehman 1-3 Year Credit Bond Fund	497,760
10,120	iShares Lehman 1-3 Year Treasury Bond Fund	852,460
7,971	iShares Lehman 20+ Year Treasury Bond Fund	764,339
9,279	iShares Lehman 7-10 Year Treasury Bond Fund	850,792
28,850	iShares Lehman Aggregate Bond Fund	2,963,472
1,681	iShares Lehman MBS Fixed-Rate Bond Fund	173,580
4,517	iShares Lehman Treasury Inflation Protected Securities Fund	496,418
13,569	MFS Charter Income Trust	111,537
16,565	MFS Government Markets Income Trust	112,808
11,698	MFS Intermediate Income Trust	74,399
12,587	Putnam Premier Income Trust	76,403
14,694	SPDR Lehman International Treasury Bond	851,224
5,247	Templeton Emerging Markets Income Fund	73,091
37,229	Vanguard Total Bond Market	2,909,074
4,282	Western Asset Emering Market Debt Fund	74,464
8,135	Western Asset High Income Fund II	74,761
6,232	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	74,597
	TOTAL INVESTMENT COMPANIES (Cost $11,200,283)	$11,580,098

Principal
Amount
SHORT TERM INVESTMENTS - 2.4%
MONEY MARKET FUNDS - 2.4%
$284,873	Federated Prime Obligations Fund	$284,873

	TOTAL SHORT TERM INVESTMENTS (Cost $284,873)	$284,873

	Total Investments (Cost $11,485,156) - 100.1%	$11,864,971
	Liabilities in Excess of Other Assets - (0.1)%	(14,368)
	TOTAL NET ASSETS - 100.0%	$11,850,603

Percentages are stated as a percent of net assets.

Evolution VP Large Cap Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

Evolution VP Small Cap Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

Evolution VP Total Return Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Small Cap Bear 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Small Cap Bull 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP 10 Year Note Bear 1.75X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP 10 Year Note Bull 1.75X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Biotech Bear 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Biotech Bull 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Commodity Bear 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Commodity Bull 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Developed Markets Bear 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Developed Markets Bull 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Dollar Bear 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Dollar Bull 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Emerging Markets Bear 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Emerging Markets Bull 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Equity Income Bear 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Equity Income Bull 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Financial Bear 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Financial Bull 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Healthcare Bear 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Healthcare Bull 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Japan Bear 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Japan Bull 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Latin America Bear 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Latin America Bull 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Mid Cap Bear 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Mid Cap Bull 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP NASDAQ-100® Bear 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP NASDAQ-100® Bull 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Oil & Gas Bear 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Oil & Gas Bull 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Precious Metals Bear 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Precious Metals Bull 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Real Estate Bear 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Real Estate Bull 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP S&P 500 ® Bear 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP S&P 500 ® Bull 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Total Market Bear 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP Total Market Bull 1.25X Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

VP U.S. Government Money Market Fund
Schedule of Investments
March 31, 2008 (Unaudited)

No investments, Non-operational Fund

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

	Evolution VP Managed Bond Fund	Evolution VP All-Cap Equity Fund	Dynamic VP HY Bond Fund
Cost of investments	$11,616,612	$26,100,629	$9,007,900
Gross unrealized appreciation	416,968	867,160	24,457
Gross unrealized depreciation	(168,609)	(2,361,127)	(25,486)
Net unrealized appreciation/(depreciation)	$248,359	$(1,493,967)	$(1,029)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Insurance Trust

By (Signature and Title)    /s/  Dan O’Neill
Daniel O’Neill, President

Date   5/8/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/  Dan O’Neill
Daniel O’Neill, President

Date   5/8/08

By (Signature and Title)*  /s/  Todd Kellerman
Todd Kellerman, Chief Financial Officer

Date   5/16/08

* Print the name and title of each signing officer under his or her signature.